Exhibit 99.4 Schedule 2

Exception Detail

Run Date - 04/13/2026 3:31:46 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1674398	XXXXXXXXXXX	XXXXXXXXXXX	7156963	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Net proceeds from sale of an XXXX may be used for cash to close only, not reserves. XXXXXXXXX used funds from the sale of their departure residence for the closing costs and reserves.		Client XXXXXXX with XXXXXXXXXXXXX XXXXXXXXX XXXXXXXXX of XXXXXXX months where the minimum required is XX months; XXXXXXXXXXX investor. XXXXX XXXXXX of XXXXXX where the minimum required is XXXXXX and XXXXXXX score of XXXX where the minimum required is XXXXX				09/08/2025	B	2	XXXXXXXXXX	NY	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1674398	XXXXXXXXXXX	XXXXXXXXXXX	7156964	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Borrowers living rent-free with anyone other than spouse are not eligible; however, could be reviewed for an exception. XXXXXXXXX is currently living rent free with their sister.		Client XXXXXXX with XXXXXXXXXXXXX XXXXXXXXX XXXXXXXXX of XXXXXXX months where the minimum required is XX months; XXXXXXXXXXX investor. XXXXX XXXXXX of XXXXXX where the minimum required is XXXXXX and XXXXXXX score of XXXX where the minimum required is XXXXX				09/08/2025	B	2	XXXXXXXXXX	NY	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1687140	XXXXXXXXXXX	XXXXXXXXXXX	8049304	399	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Gift Letter (fully executed)		The gift letter for the XXXXXXX in gift funds received at closing was not located in the loan file.	Gift XXXXXXX received		Client 02/10/2026 03:26 PM; Please see gift letter attached. XXXXXX you. Reviewer 02/10/2026 04:08 PM;	02/10/2026			A	1	XXXXXXXXXX	CT	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1